SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Operating Lease Liabilities And Right Of Use Assets
Current portion	$ 929,017	$ 768,544
Long term portion	415,821	554,366
Total operating lease liabilities	$ 1,344,838	$ 1,322,910